UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  X   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

Date of Report (Date of earliest event reported) January 8, 2024

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001977669

Veridian Credit Union1

(Exact name of securitizer as specified in its charter)

Keith Mesch, (319) 236-6774

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[  ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

1 Veridian Credit Union is filing this Form ABS-15G in its capacity as sponsor of the Veridian Auto Receivables Trust 2023-1 transaction (the “Specified Transaction”), which is covered by this report, and to exempt its affiliate Veridian Auto Funding LLC, the depositor of the Specified Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Veridian Credit Union’s capacity as sponsor, Veridian Credit Union is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Veridian Credit Union into the Specified Transaction. This report only contains information relating to the Specified Transaction and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which Veridian Credit Union may have acted as a securitizer.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Veridian Credit Union has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VERIDIAN CREDIT UNION
(Securitizer)

By:	/s/ Keith Mesch
	Name:	Keith Mesch
	Title:	Chief Financial Officer

Date January 8, 2024